Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands, $ in Millions	Sep. 27, 2024 USD ($) shares	Jul. 07, 2024 AUD ($)	Nov. 23, 2024 USD ($)	Sep. 17, 2024 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Accrued interest non current						$ 6,129
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares					4,439,733	25,651,140	21,318,118
Number of shares, par value | $ / shares					$ 0.12	$ 0.12	$ 0.12
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Gross consideration for sale of business unit		$ 1.2
Proceeds from issuance of ordinary shares	$ 4,000
Accrued interest			$ 11,000
Deferal principal for repayment			8,900
Accrued interest non current			$ 1,000
Non-adjusting events after reporting period [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	3,200,000			10,000,000
Number of shares, par value | $ / shares				$ 1.25